NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE

NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE

	2013	2012
Notes payable issued on March 21, 2012, unsecured, interest included, due on March 21, 2014,convertible into common stock at $1.00 per share (less unamortized debt discount of $12,616 and $151,869 , respectively)	$92,384	$98,131

Convertible debenture issued on October 2, 2012, unsecured, interest included, due on October 2, 2015, convertible into common stock at 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion, (less unamortized debt discount of $0 and $110,137, respectively)	—	9,863

Convertible note issued on March 2013, unsecured, interest at 8%, due on October 05, 2013, in default.	10,000	—

Convertible note issued on July 2013, August 2013 and October 2013, unsecured, interest at 8%, due on April 22, 2014, May 27, 2014 and July 25, 2014. Unamortized debt discount of $92,011 and $0, respectively	81,989	—

Convertible note issued on October 2013 and December 2013, unsecured, zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and December 2, 2015. Unamortized debt discount of $50,082 and $0, respectively	4,918	—

Convertible note issued on October 2013, unsecured, interest at 6%, due on October 13, 2014. Unamortized debt discount of $23,507 and $0, respectively	6,493	—

Convertible note issued on December 2013, unsecured, interest at 8%, due on December 12, 2014. Unamortized debt discount of $58,299 and $0, respectively	3,201	—

Convertible note issued on December 2013, unsecured, interest at 6%, due on December 12, 2014. Unamortized debt discount of $100,317 and $0, respectively	32,183	—
Total notes payable	231,168	107,994
Less: current portion	(4,918)	—
Long-term convertible debenture/notes payable	$226,250	$107,994

Convertible note issued March 21, 2012

On March 21, 2012, the Company issued a $250,000 Convertible Promissory Note which is convertible into 250,000 shares of the Company’s common stock at the holder’s option, at $1.00 per share.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $250,000 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the note. The debt discount attributed to the beneficial conversion feature is charged to current period operations as interest expense using the effective interest method over the term of the note.

During the years ended December 31, 2013 and 2012, the Company amortized $139,252 and $98,131 current period operations as interest expense, respectively, inclusive of debt discount amortization. In the year 2012 the holder of the promissory note made payments of $200,000 directly to vendors of the Company for purchase of fuel and paid $50,000 directly to the Company. As part of the joint venture agreement the Company has agreed to pay 50% of all the profits generated by all the fuel transactions in South Africa. As of December 31, 2012 the Company has accounted and paid $48,153 to the joint venture partner

On December 12, 2013, the Note holder assigned $145,000 of its note to another note holder (as mentioned below).

Convertible debenture issued October 2, 2012

On October 2, 2012, the Company issued a $120,000 Convertible Promissory Note which bears interest at a rate of 6% and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion. The Company also issued 30,000 of shares along with Note which valued at market rate for $75,000 and was charged to expenses. The Company received net $88,000 from the debenture holder and balance $32,000 were paid towards the legal expenses and due diligence fees.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into on October 2, 2012.These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception ofthe Convertible Promissory Note, the Company determined a fair value of $182,125 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	313.6%
Risk free rate:	0.31%

In the year 2012 the initial fair value of the embedded debt derivative of $182,125 was allocated as a debt discount up to the proceeds of the note ($120,000) with the remainder($62,125) charged to current period operations as interest expense.

On February 1, 2013, the Company issued a $100,000 Convertible Promissory Note which bears interest at a rate of 6% and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion. The Company received net $90,000 from the debenture holder and balance $10,000 were paid towards the legal expenses.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into on February 1, 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $206,062 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	313.6%
Risk free rate:	0.31%

The initial fair value of the embedded debt derivative of $206,062 was allocated as a debt discount up to the proceeds of the note ($100,000) with the remainder ($106,062) charged to current period operations as interest expense for the year ended December 31, 2013.

During the year ended December 31, 2013, the Company issued common stock for converting $142,000 of a convertible note payable by issuance of 4,081,788 shares of common stock of the Company and the balance of the convertible note of $78,000 along with accrued interest of $7,795 was paid in cash. Derivative liability as of date of conversion of $334,082 was transferred to additional paid in capital included in the value of shares issued. Excess value of shares over the converted value of note for $24,235 was charged to non-cash interest expenses.

At December 31, 2013 and 2012, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gains of $137,570 and $0, respectively.

During the years ended December 31, 2013 and 2012, the Company amortized $210,137 and $9,863 to current period operations as interest expense, respectively.

Convertible debenture July 2013, August 2013 and October 2013

On July 19, 2013, the Company issued a $78,500 Convertible Promissory Note which bears interest at a rate of 8%, due on April 22, 2014 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”) and also has prepayment penalty clause.

On August 26, 2013, the Company issued a $53,000 Convertible Promissory Note which bears interest at a rate of 8%, due on May 27, 2014 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”) and also has prepayment penalty clause.

On October 23, 2013, the Company issued a $42,500 Convertible Promissory Note which bears interest at a rate of 8%, due on July 25, 2014 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid (“Default Interest”) and the note also has prepayment penalty clause.

The Company received a net of $135,000 from the debenture holder, $6,500 was paid towards the accrued legal expenses and due diligence fees, $7,500 toward legal and professional fees and$25,000 was paid toward accrued professional fees.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into in July 2013, August 2013 and October 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $395,144 of the embedded derivative. The fair value of the embedded derivative was determined using the

Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	243%-312%
Risk free rate:	0.31%

The initial fair value of the embedded debt derivative of $395,144 was allocated as a debt discount up to the proceeds of the note ($174,000) with the remainder ($221,144) charged to current period operations as non-cash interest expense for the year ended December 31, 2013.

The fair value of the described embedded derivative of $227,069 at December 31, 2013 was determined using the Binomial Lattice Model with the following assumptions:

Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.08% -0.11%

At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gain of $118,075 for the year ended December 31, 2013.

During the year ended December 31, 2013 and 2012, the Company amortized $81,989 and $-0-, respectively, of beneficial debt discount to the operations as interest expense.

Convertible debenture March 2013

On March 05, 2013 the Company issued a $10,000 Convertible Promissory Note against expenses incurred, which bears interest at a rate of 8%, payable on October 05, 2013 The Maker of this Note shall have option after the affected date (October 5, 2013), in its sole discretion, to convert all or part of the principal balance and accrued interest on this Note to common stock of the Maker at a 40% discount of the average three lowest trading days in the ten trading days previous to the conversion.

The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 “Derivatives and Hedging” and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The Note was in default during the year ended December 31, 2013 and $5,000 was charged to interest expenses as penalty.

Convertible debenture October 2013 and December 2013

On October 2, 2013, the Company issued a $35,000 Convertible Promissory Note which bears zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the average of the lowest two day trading price for twenty five trading days immediately preceding the date of conversion.

On December 9, 2013, the Company issued a $20,000 Convertible Promissory Note which bears zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on December 9, 2015 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the average of the lowest two day trading price for twenty five trading days immediately preceding the date of conversion.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into in October 2013 and December 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $108,910 of the embedded derivative. The fair value of the embedded derivative was determined using the

Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	272%-277	%
Risk free rate:	0.30%-0.31	%

The initial fair value of the embedded debt derivative of $108,910 was allocated as a debt discount up to the proceeds of the note ($55,000) with the remainder ($53,911) charged to current period operations as non-cash interest expense for the year ended December 31, 2013.

The fair value of the described embedded derivative of $112,688 at December 31, 2013 was determined using the Binomial Lattice Model with the following assumptions:

Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.32%

At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating loss of $3,778 for the year ended December 31, 2013.

During the year ended December 31, 2013 and 2012, the Company amortized $4,918 and $-0-, respectively, of beneficial debt discount to the operations as interest expense.

Convertible debenture October 2013

On October 13, 2013, the Company issued a $30,000 Convertible Promissory Note which bears interest at a rate of 6%, due on October 13, 2014 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest five prior trading days immediately preceding the date of conversion. Default rate of interest is 24% per annum.

The Company received a net of $26,100 from the convertible note holder, $1,500 was paid towards the legal expenses and $2,400 toward third party fees.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into in October 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $57,750 of the embedded derivative. The fair value of the embedded derivative was determined using the

Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	277%
Risk free rate:	0.14%

The initial fair value of the embedded debt derivative of $57,750 was allocated as a debt discount up to the proceeds of the note ($30,000) with the remainder ($27,750) charged to current period operations as non-cash interest expense for the year ended December 31, 2013.

The fair value of the described embedded derivative of $53,437 at December 31, 2013 was determined using the Binomial Lattice Model with the following assumptions:

Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.12%

At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gain of $4,312 for the year ended December 31, 2013.

During the year ended December 31, 2013 and 2012, the Company amortized $6,493 and $-0-, respectively, of beneficial debt discount to the operations as interest expense.

Convertible debenture December 2013

On December 12, 2013, the Company issued a $61,500 Convertible Promissory Note which bears interest at a rate of 8%, due on December 12, 2014 and is convertible into the Company’s common stock at the holder’s option, at the conversion rate of 60% of the lowest three trading price of ten prior trading days immediately preceding the date of conversion. Default rate of interest is 22% per annum.

The Company received a net of $58,500 from the convertible note holder and $3,000 was paid towards the legal expenses.

The Company identified embedded derivatives related to the Convertible Promissory Note entered into in December 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $92,841 of the embedded derivative. The fair value of the embedded derivative was determined using the

Binomial Lattice Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	272%
Risk free rate:	0.14%

The initial fair value of the embedded debt derivative of $92,841 was allocated as a debt discount up to the proceeds of the note ($61,500) with the remainder ($31,341) charged to current period operations as non-cash interest expense for the year ended December 31, 2013.

The fair value of the described embedded derivative of $115,353 at December 31, 2013 was determined using the Binomial Lattice Model with the following assumptions:

Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.13%

At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating loss of $22,512 for the year ended December 31, 2013.

During the year ended December 31, 2013 and 2012, the Company amortized $3,201 and $-0-, respectively, of beneficial debt discount to the operations as interest expense.

Convertible debenture December 2013

On December 12, 2013 one of above note holder assigned its Note of $145,000 to another holder, which bears interest at a rate of 8%, payable on December 12, 2014 and is convertible into the Company’s common stock at the holder’s option at 40% discount to the lowest trading price in five days prior to date of notice of conversion. Additionally in no event the floor price for the exercise can't go below $0.00004. If these notes are converted at this rate, the number of shares issued would be in excess of the authorized limit of share issuance. If the Borrower is unable to issue any shares under this provision due to the fact that there is an insufficient number of authorized and unissued shares available, the Holder promises not to force the Borrower to issue these shares or trigger an Event of Default, provided that Borrower takes immediate steps required to get the appropriate level of approval from shareholders or the board of directors, where applicable to raise the number of authorized shares to satisfy the Notice of Conversion. In the event of default the Company has to pay 150% time the sum of outstanding principal and accrued interest. The note also has prepayment penalty clause.

During the year 2013, the Company issued 527,778 shares of company common stock in exchange of convertible note of $12,500.

The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 “Derivatives and Hedging” and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $116,483 and was recorded as debt discount. During the year ended December 31, 2013, debt discount of $16,166 was amortized to interest expenses.

Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2014	$513,000
2015	55,000
Total	568,000
Less: Unamortized debt discount	(336,833)
Total	$231,167

Accrued interest on convertible notes payable for the years ended December 31, 2013 and 2012 was $7,387 and $8,300, respectively.